Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales, net of discounts	$ 30,212,420	$ 5,918,337
Cost of Goods Sold	26,857,783	5,070,322
Gross Profit	3,354,637	848,015
Operating Expenses
Selling, general and administrative	5,077,008	1,365,942
Marketing and Advertising	45,837	100,508
Amortization and Depreciation expense	696,144	229,036
Professional fees	913,293	556,074
Salary and wages
Officer Compensation	300,000	300,000
Operating Expenses/(Loss)	7,032,283	2,551,560
Income/ (Loss) from Operations	(3,677,646)	(1,703,545)
Other Non-Operating Income and Expenses
Interest expense	(2,204,391)	(970,488)
Net Income/(Loss) before Income Taxes	(5,882,038)	(2,674,033)
Provision for income taxes
Net Ordinary Income/(Loss)	(5,882,038)	(2,674,033)
Other Income / Expense
Other Income - Other	20,217	21,407
Net Income/(Loss)	$ (5,861,821)	$ (2,652,626)
Basic and Diluted Loss per Share - Common Stock	$ (0.34744)	$ (0.00465)
Weighted Average Number of Shares Outstanding: Basic and Diluted Class A Common Stock	16,871,351	570,859,333